united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

The Corporation Trust Company____________________________

1209 Orange Street , Wilmington, DE  19801________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-490-4300

Date of fiscal year end: 7/31

Date of reporting period: 1/31/24

Item 1. Reports to Shareholders.

Anfield Universal Fixed Income ETF

AFIF

January 31, 2024

Semi-Annual Report

Advised by:
Regents Park Funds, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660
RegentsParkFunds.com
1-866-866-4848

Distributed by Northern Lights Distributors, LLC
Member FINRA

Anfield Universal Fixed Income ETF
PORTFOLIO REVIEW (Unaudited)
January 31, 2024

The Fund’s performance figures* for the periods ended January 31, 2024, as compared to its benchmark:

				Inception ***
	Six Months	One Year	Five Year	through January 31, 2024
Anfield Universal Fixed Income ETF - NAV	5.90%	8.92%	1.17%	1.24%
Anfield Universal Fixed Income ETF - Market Price	6.15%	8.83%	1.20%	1.22%
ICE BofA Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity Index **	2.77%	5.21%	2.07%	2.09%

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares. Past performance is no guarantee of future results. Performance figures for periods less than 1 year are not annualized. Regents Park Funds LLC (the “Adviser”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least November 30, 2024 to ensure that total annual Fund operating expenses after fee waiver and/or reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.50% of average daily net assets. This agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and/or expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limits as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. The Fund’s total annual operating expenses (including underlying fund fees) after fee waiver and expense reimbursement is 1.09% and without waiver and/or reimbursement the gross operating expenses (including underlying fund fees) is 1.09%, per the most recent prospectus. Please review the Fund’s most recent prospectus for more detail on the expense waiver.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing exchange traded fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the Market Price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Beginning November 2, 2020, Market Price returns are calculated using the closing price and account for distributions from the Fund. Prior to November 2, 2020, Market Price returns were calculated using the midpoint price and accounted for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

**	The ICE BofA Merrill Lynch US Dollar LIBOR 3-Month Constant Maturity Index is designed to track the performance of a synthetic asset paying LIBOR to a stated maturity. The index is based on the assumed purchase at par of a synthetic instrument having exactly its stated maturity and with a coupon equal to that day’s fixing rate. That issue is assumed to be sold the following business day (priced at a yield equal to the current day fixing rate) and rolled into a new instrument. Investors cannot invest directly in an index or benchmark. Index returns are gross of any fees, brokerage commissions or other expenses of investing.

***	As of the close of business on the day of commencement of trading on September 18, 2018.

Portfolio Composition as of January 31, 2024:

Top 10 Industry/Asset Class Allocations	% of Net Assets
Asset Backed Securities - CLO	28.4%
Corporate Bonds - Banking	13.0%
Collateralized Mortgage Obligations	10.3%
Corporate Bonds - Automotive	6.5%
Corporate Bonds - Asset Management	4.6%
Corporate Bonds - Real Estate Investment Trusts	3.9%
U.S. Government & Agencies - U.S. Treasury Bills	3.9%
Term Loans - Transportation & Logistics	3.3%
Corporate Bonds - Specialty Finance	3.2%
Corporate Bonds - Telecommunications	3.1%
Other Assets Less Liabilities	19.8%
100.0%

Please refer to the Schedule of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	ASSET BACKED SECURITIES — 28.5%
	CLO — 28.4%
2,000,000	Apidos CLO XV Series 2013-15A DRR(a),(b)	TSFR3M + 2.962%	8.2790	04/20/31	$1,972,060
500,000	Ares XXXIIR CLO Ltd. Series 2014-32RA C(a),(b)	TSFR3M + 3.162%	8.5410	05/15/30	492,643
2,000,000	Benefit Street Partners Clo XII Ltd. Series 2017-12A C(a),(b)	TSFR3M + 3.312%	8.6260	10/15/30	1,995,977
250,000	Carlyle Global Market Strategies CLO Ltd. Series 2013-4A CRR(a),(b)	TSFR3M + 2.012%	7.3260	01/15/31	248,318
2,000,000	Carlyle US CLO 2018-2 Ltd. Series 2018-2A C(a),(b)	TSFR3M + 3.162%	8.4760	10/15/31	1,980,621
1,400,000	Cedar Funding IX CLO Ltd. Series 2018-9A D(a),(b)	TSFR3M + 2.862%	8.1790	04/20/31	1,386,015
1,000,000	Columbia Cent CLO 28 Ltd. Series 2018-28A C(a),(b)	TSFR3M + 3.682%	9.0620	11/07/30	950,430
1,500,000	Dryden 37 Senior Loan Fund Series 2015-37A ER(a),(b)	TSFR3M + 5.412%	10.7260	01/15/31	1,245,878
1,600,000	Dryden 55 CLO Ltd. Series 2018-55A D(a),(b)	TSFR3M + 3.112%	8.4260	04/15/31	1,558,080
1,500,000	Greenwood Park CLO Ltd. Series 2018-1A D(a),(b)	TSFR3M + 2.762%	8.0760	04/15/31	1,459,331
2,000,000	Mountain View CLO IX Ltd. Series 2015-9A CR(a),(b)	TSFR3M + 3.382%	8.6960	07/15/31	1,905,618
1,000,000	Oaktree CLO Ltd. Series 2019-1A D(a),(b)	TSFR3M + 4.062%	9.3790	04/22/30	983,226
2,000,000	Octagon Investment Partners Ltd. Series 2018-18A D(a),(b)	TSFR3M + 5.772%	11.0860	04/16/31	1,843,346
2,150,000	OZLM XXIV Ltd. Series 2019-24A C2(a),(b)	TSFR3M + 4.522%	9.8390	07/20/32	2,072,636
1,500,000	Rockford Tower CLO Ltd. Series 2017-1A DR2B(a),(b)	TSFR3M + 5.242%	10.5590	04/20/34	1,502,015
1,750,000	Shackleton CLO Ltd. Series 2014-5RA D(a),(b)	TSFR3M + 3.412%	8.7920	05/07/31	1,719,030
1,000,000	Sound Point CLO VIII-R, Ltd. Series 2015-1RA E(a),(b)	TSFR3M + 6.862%	12.1760	04/15/30	645,427
2,025,000	Steele Creek CLO Ltd. Series 2014-1RA D(a),(b)	TSFR3M + 3.062%	8.3790	04/21/31	1,943,033
2,000,000	Venture XV CLO Ltd. Series 2013-15A DR2(a),(b)	TSFR3M + 4.182%	9.4960	07/15/32	1,912,231
1,000,000	Zais Matrix CDO I Series 2022-18A D1(a),(b)	TSFR3M + 4.670%	9.9950	01/25/35	983,704
					28,799,619
	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.1%
51,126	Alternative Loan Trust Series 2007-J1 3A2(c)		4.0320	11/25/36	45,502
2,052,011	BCAP, LLC Trust Series 2007-AA2 21IO(b),(d)		0.4230	04/25/37	24,040
					69,542
	TOTAL ASSET BACKED SECURITIES (Cost $29,955,805)				28,869,161

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 10.3%
139,953	Fannie Mae Interest Strip Series 291 2(d)		8.0000	11/25/27	10,738
79,910	Fannie Mae Interest Strip Series 343 6(d)		5.0000	10/25/33	9,274
95,868	Fannie Mae Interest Strip Series 346 2(d)		5.5000	12/25/33	17,044

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 10.3% (Continued)
58,802	Fannie Mae Interest Strip Series 355 12(b),(d)		6.0000	07/25/34	$7,992
318,307	Fannie Mae Interest Strip Series 364 2(d)		4.5000	09/25/35	49,005
507,134	Fannie Mae Interest Strip Series 365 4(d)		5.0000	04/25/36	80,567
139,452	Fannie Mae Interest Strip Series 384 28(b),(d)		6.0000	05/25/36	25,167
78,856	Fannie Mae Interest Strip Series 370 2(d)		6.0000	06/25/36	17,653
723,457	Fannie Mae Interest Strip Series 378 4(d)		5.0000	07/25/36	135,200
537,278	Fannie Mae Interest Strip Series 371 2(d)		6.5000	07/25/36	110,100
132,945	Fannie Mae Interest Strip Series 377 2(d)		5.0000	10/25/36	23,784
1,558,676	Fannie Mae Interest Strip Series 395 7(d)		5.5000	11/25/36	301,956
83,198	Fannie Mae Interest Strip Series 383 20(d)		5.5000	07/25/37	13,837
415,036	Fannie Mae Interest Strip Series 385 3(d)		5.0000	01/25/38	69,066
470,328	Fannie Mae Interest Strip Series 407 40(d)		6.0000	01/25/38	90,727
814,512	Fannie Mae Interest Strip Series 398 C9(d)		6.0000	05/25/39	240,077
235,872	Fannie Mae Interest Strip Series 396 2(d)		4.5000	06/25/39	33,752
349,578	Fannie Mae Interest Strip Series 399 2(d)		5.5000	11/25/39	74,558
960,441	Fannie Mae Interest Strip Series 408 C4(d)		5.5000	11/25/40	180,018
359,892	Fannie Mae Interest Strip Series 409 C18(d)		4.0000	04/25/42	66,249
66,935	Fannie Mae REMICS Series 2001-32 SA(b),(d)	SOFR30A + 7.836%	2.4910	07/25/31	3,261
423,427	Fannie Mae REMICS Series 2003-7 SN(b),(d)	SOFR30A + 7.636%	2.2910	02/25/33	50,884
117,570	Fannie Mae REMICS Series 2003-43 IY(d)		6.0000	05/25/33	14,096
203,856	Fannie Mae REMICS Series 2004-62 TP(b),(d)	SOFR30A + 37.870%	5.5000	07/25/33	26,190
259,945	Fannie Mae REMICS Series 2004-70 XJ(b),(d)		5.0000	10/25/34	40,824
192,167	Fannie Mae REMICS Series 2004-91 DS(b),(d)	SOFR30A + 6.536%	1.1910	12/25/34	15,743
64,724	Fannie Mae REMICS Series 2005-87 SE(b),(d)	SOFR30A + 5.936%	0.5910	10/25/35	4,571
111,820	Fannie Mae REMICS Series 2005-89 S(b),(d)	SOFR30A + 6.586%	1.2410	10/25/35	8,661
161,072	Fannie Mae REMICS Series 2007-28 LS(b),(d)	SOFR30A + 6.511%	1.1660	01/25/36	15,263
20,745	Fannie Mae REMICS Series 2006-8 WN(b),(d)	SOFR30A + 6.586%	1.2410	03/25/36	2,080
46,326	Fannie Mae REMICS Series 2006-8 HL(b),(d)	SOFR30A + 6.586%	1.2410	03/25/36	4,253
1,313,032	Fannie Mae REMICS Series 2007-18 BF(b),(d)	SOFR30A + 0.494%	5.8390	04/25/36	168,788
1,359,112	Fannie Mae REMICS Series 2007-28 CF(b),(d)	SOFR30A + 0.504%	5.8490	07/25/36	190,637
119,427	Fannie Mae REMICS Series 2006-101 SA(b),(d)	SOFR30A + 6.466%	1.1210	10/25/36	12,033
110,412	Fannie Mae REMICS Series 2006-116 S(b),(d)	SOFR30A + 6.486%	1.1410	12/25/36	9,672
49,368	Fannie Mae REMICS Series 2006-125 SM(b),(d)	SOFR30A + 7.086%	1.7410	01/25/37	4,909
200,899	Fannie Mae REMICS Series 2007-36 SN(b),(d)	SOFR30A + 6.656%	1.3110	04/25/37	22,228

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 10.3% (Continued)
703,976	Fannie Mae REMICS Series 2007-55 S(b),(d)	SOFR30A + 6.646%	1.3010	06/25/37	$37,656
85,041	Fannie Mae REMICS Series 2007-72 EK(b),(d)	SOFR30A + 6.286%	0.9410	07/25/37	8,264
98,593	Fannie Mae REMICS Series 2007-66 AS(b),(d)	SOFR30A + 6.486%	1.1410	07/25/37	7,736
638,300	Fannie Mae REMICS Series 2007-88 MI(b),(d)	SOFR30A + 6.406%	1.0610	09/25/37	57,713
96,744	Fannie Mae REMICS Series 2007-106 SN(b),(d)	SOFR30A + 6.296%	0.9510	11/25/37	9,096
181,213	Fannie Mae REMICS Series 2007-109 DI(b),(d)	SOFR30A + 6.286%	0.9410	12/25/37	19,803
272,760	Fannie Mae REMICS Series 2007-117 SM(b),(d)	SOFR30A + 6.186%	0.8410	01/25/38	22,930
4,989,842	Fannie Mae REMICS Series 2010-89 AI(b),(d)	SOFR30A + 6.336%	0.1500	02/25/38	17,607
28,631	Fannie Mae REMICS Series 2008-24 SP(b)	SOFR30A + 22.864%	3.2670	02/25/38	28,525
1,718,675	Fannie Mae REMICS Series 2008-58 SE(b),(d)	SOFR30A + 5.886%	0.5410	07/25/38	149,523
303,354	Fannie Mae REMICS Series 2009-66 SH(b),(d)	SOFR30A + 5.936%	0.5910	09/25/39	17,894
92,588	Fannie Mae REMICS Series 2009-112 ST(b),(d)	SOFR30A + 6.136%	0.7910	01/25/40	8,479
87,770	Fannie Mae REMICS Series 2010-126 UI(d)		5.5000	10/25/40	10,675
280,432	Fannie Mae REMICS Series 2010-130 HI(d)		6.0000	11/25/40	54,568
354,825	Fannie Mae REMICS Series 2010-139 SA(b),(d)	SOFR30A + 5.916%	0.5710	12/25/40	33,959
71,640	Fannie Mae REMICS Series 2011-11 PI(d)		4.0000	03/25/41	8,708
247,155	Fannie Mae REMICS Series 2017-87 KI(d)		5.0000	06/25/41	35,836
386,768	Fannie Mae REMICS Series 2011-96 SA(b),(d)	SOFR30A + 6.436%	1.0910	10/25/41	32,233
2,249,563	Fannie Mae REMICS Series 2012-30 CI(d)		5.0000	10/25/41	261,461
1,508,368	Fannie Mae REMICS Series 2011-122 DS(b),(d)	SOFR30A + 6.406%	1.0610	12/25/41	190,336
664,341	Fannie Mae REMICS Series 2012-68 NS(b),(d)	SOFR30A + 6.586%	1.2410	03/25/42	41,499
828,554	Fannie Mae REMICS Series 2012-89 SA(b),(d)	SOFR30A + 5.436%	0.0910	08/25/42	54,143
1,364,983	Fannie Mae REMICS Series 2012-103 TI(d)		5.0000	09/25/42	238,896
90,337	Fannie Mae REMICS Series 2014-68 IB(d)		4.5000	02/25/43	8,789
274,939	Fannie Mae REMICS Series 2013-103 JS(b),(d)	SOFR30A + 5.886%	0.5410	10/25/43	24,887
342,750	Fannie Mae REMICS Series 2014-38 QI(d)		5.5000	12/25/43	58,241
1,094,960	Fannie Mae REMICS Series 2014-87 MS(b),(d)	SOFR30A + 6.136%	0.7910	01/25/45	105,186
231,190	Fannie Mae REMICS Series 2015-33 OI(d)		5.0000	06/25/45	28,828
426,310	Fannie Mae REMICS Series 2016-39 LS(b),(d)	SOFR30A + 5.886%	0.5410	07/25/46	62,332
1,462,943	Fannie Mae REMICS Series 2017-97 SW(b),(d)	SOFR30A + 6.086%	0.7410	12/25/47	187,643
963,461	Fannie Mae REMICS Series 2017-108 SA(b),(d)	SOFR30A + 6.036%	0.6910	01/25/48	132,777
2,953,008	Fannie Mae REMICS Series 2018-54 SA(b),(d)	SOFR30A + 6.136%	0.7910	08/25/48	279,587
482,085	Fannie Mae REMICS Series 2018-58 IO(d)		5.5000	08/25/48	79,291
115,528	Fannie Mae REMICS Series 2018-74 MI(d)		4.5000	10/25/48	22,351

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 10.3% (Continued)
407,306	Fannie Mae REMICS Series 2019-41 SB(b),(d)	SOFR30A + 5.936%	0.5910	08/25/49	$48,764
1,093,910	Fannie Mae REMICS Series 2020-10 S(b),(d)	SOFR30A + 5.936%	0.5910	05/25/59	132,902
88,339	Freddie Mac REMICS Series 2367 SG(b),(d)	SOFR30A + 7.766%	2.4200	06/15/31	8,531
963,051	Freddie Mac REMICS Series 5112 IB(d)		6.5000	05/15/32	124,659
74,762	Freddie Mac REMICS Series 2444 TI(b),(d)		6.5000	05/15/32	9,588
205,917	Freddie Mac REMICS Series 2463 SB(b),(d)	SOFR30A + 7.886%	2.5400	06/15/32	17,465
34,409	Freddie Mac REMICS Series 2524 SX(b),(d)	SOFR30A + 7.786%	2.4400	11/15/32	3,651
45,732	Freddie Mac REMICS Series 2616 SC(b),(d)	SOFR30A + 7.886%	2.5400	12/15/32	3,555
544,803	Freddie Mac REMICS Series 2802 SI(b),(d)	SOFR30A + 5.886%	0.5400	05/15/34	35,142
277,013	Freddie Mac REMICS Series 2980 SL(b),(d)	SOFR30A + 6.586%	1.2400	11/15/34	23,753
283,522	Freddie Mac REMICS Series 2950 SN(b),(d)	SOFR30A + 5.936%	0.5900	03/15/35	16,913
763,165	Freddie Mac REMICS Series 3055 MS(b),(d)	SOFR30A + 6.486%	1.1400	10/15/35	74,930
51,906	Freddie Mac REMICS Series 3117 JS(b),(d)	SOFR30A + 6.586%	1.2400	02/15/36	4,869
213,212	Freddie Mac REMICS Series 3149 SM(b),(d)	SOFR30A + 6.536%	1.1900	05/15/36	16,860
98,286	Freddie Mac REMICS Series 3239 SI(b),(d)	SOFR30A + 6.536%	1.1900	11/15/36	9,603
205,788	Freddie Mac REMICS Series 3303 SG(b),(d)	SOFR30A + 5.986%	0.6400	04/15/37	17,464
198,813	Freddie Mac REMICS Series 3355 BI(b),(d)	SOFR30A + 5.936%	0.5900	08/15/37	16,151
200,140	Freddie Mac REMICS Series 3368 AI(b),(d)	SOFR30A + 5.916%	0.5700	09/15/37	17,473
145,992	Freddie Mac REMICS Series 4340 TI(d)		5.5000	07/15/39	8,747
143,117	Freddie Mac REMICS Series 3572 VS(b),(d)	SOFR30A + 6.616%	1.2700	09/15/39	16,304
189,055	Freddie Mac REMICS Series 4451 DI(d)		3.5000	10/15/39	9,271
2,166,507	Freddie Mac REMICS Series 3652 CS(b),(d)	SOFR30A + 6.436%	1.0900	03/15/40	249,808
150,807	Freddie Mac REMICS Series 3758 S(b),(d)	SOFR30A + 5.916%	0.5700	11/15/40	12,709
644,482	Freddie Mac REMICS Series 3935 SH(b),(d)	SOFR30A + 6.486%	1.1400	12/15/40	18,214
102,250	Freddie Mac REMICS Series 4139 PO(e)		—	08/15/42	66,735
138,897	Freddie Mac REMICS Series 4091 TS(b),(d)	SOFR30A + 6.436%	1.0900	08/15/42	17,131
399,567	Freddie Mac REMICS Series 4471 JI(d)		4.5000	09/15/43	70,997
1,195,339	Freddie Mac REMICS Series 4995 KI(d)		5.5000	12/25/43	205,507
174,594	Freddie Mac REMICS Series 4456 IA(d)		4.0000	03/15/45	25,564
8,193,557	Freddie Mac REMICS Series 4583 TI(b),(d)	SOFR30A + 5.986%	0.1000	05/15/46	25,080
228,744	Freddie Mac REMICS Series 4583 ST(b),(d)	SOFR30A + 5.886%	0.5400	05/15/46	23,850
381,308	Freddie Mac REMICS Series 4618 SA(b),(d)	SOFR30A + 5.886%	0.5400	09/15/46	51,414
733,689	Freddie Mac REMICS Series 5007 SK(b),(d)	SOFR30A + 5.986%	0.6410	08/25/50	94,391
546,545	Freddie Mac REMICS Series 5136 IJ(d)		2.5000	02/25/51	68,597

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 10.3% (Continued)
945,479	Freddie Mac REMICS Series 5086 HI(d)		4.5000	03/25/51	$171,646
1,024,235	Freddie Mac REMICS Series 5174 NI(d)		3.5000	12/25/51	185,533
223,378	Freddie Mac REMICS Series 4291 MS(b),(d)	SOFR30A + 5.786%	0.4400	01/15/54	18,684
104,423	Freddie Mac Strips Series 221 IO(d)		7.0000	03/15/32	18,229
3,545,192	Freddie Mac Strips Series 324 C17(d)		3.5000	12/15/33	359,767
252,095	Freddie Mac Strips Series 238 8(d)		5.0000	04/15/36	45,105
284,235	Freddie Mac Strips Series 240 IO(d)		5.5000	07/15/36	55,585
48,888	Freddie Mac Strips Series 239 IO(d)		6.0000	08/15/36	8,219
422,808	Freddie Mac Strips Series 247 24(d)		5.0000	09/15/36	68,898
698,886	Freddie Mac Strips Series 244 IO(d)		5.5000	12/15/36	109,265
330,041	Freddie Mac Strips Series 303 105(b),(d)		4.0000	01/15/43	47,513
1,183,112	Freddie Mac Strips Series 324 C24(d)		5.0000	12/15/43	253,574
688,827	Freddie Mac Strips Series 365 121(b),(d)		4.0000	10/15/47	102,439
620,572	Freddie Mac Strips Series 365 C10(d)		3.5000	06/15/49	110,895
998,665	Freddie Mac Strips Series 367 116(b),(d)		3.5000	06/15/50	152,479
582,937	Government National Mortgage Association Series 2021-78 QI(d)		5.0000	05/20/34	58,172
374,276	Government National Mortgage Association Series 2004-46 S(b),(d)	TSFR1M + 6.986%	1.6490	06/20/34	24,966
25,850	Government National Mortgage Association Series 2004-106 HW(b)	TSFR1M + 26.928%	0.2380	12/16/34	25,538
124,618	Government National Mortgage Association Series 2007-40 SW(b),(d)	TSFR1M + 4.066%	—	07/20/37	952
143,379	Government National Mortgage Association Series 2008-2 SM(b),(d)	TSFR1M + 6.386%	1.0480	01/16/38	10,698
81,143	Government National Mortgage Association Series 2008-6 SD(b),(d)	TSFR1M + 6.346%	1.0090	02/20/38	46
1,032,097	Government National Mortgage Association Series 2008-15 CI(b),(d)	TSFR1M + 6.376%	1.0390	02/20/38	39,166
123,419	Government National Mortgage Association Series 2008-27 SI(b),(d)	TSFR1M + 6.356%	1.0190	03/20/38	4,091
102,918	Government National Mortgage Association Series 2008-36 SB(b),(d)	TSFR1M + 6.156%	0.8190	04/20/38	47
151,380	Government National Mortgage Association Series 2008-51 SE(b),(d)	TSFR1M + 6.136%	0.7980	06/16/38	10,722
127,970	Government National Mortgage Association Series 2008-51 SC(b),(d)	TSFR1M + 6.136%	0.7990	06/20/38	7,742
61,923	Government National Mortgage Association Series 2008-95 DS(b),(d)	TSFR1M + 7.186%	1.8490	12/20/38	2,178
107,762	Government National Mortgage Association Series 2009-43 SA(b),(d)	TSFR1M + 5.836%	0.4990	06/20/39	4,030
71,605	Government National Mortgage Association Series 2010-19 SD(b),(d)	TSFR1M + 6.436%	1.0980	07/16/39	797
375,365	Government National Mortgage Association Series 2013-170 ID(b),(d)		3.3020	02/20/40	34,233
72,138	Government National Mortgage Association Series 2010-113 BS(b),(d)	TSFR1M + 5.886%	0.5490	09/20/40	7,463
1,101,097	Government National Mortgage Association Series 2010-133 SB(b),(d)	TSFR1M + 5.906%	0.5680	10/16/40	119,268
125,812	Government National Mortgage Association Series 2010-152 SA(b),(d)	TSFR1M + 5.936%	0.5980	11/16/40	13,122
380,430	Government National Mortgage Association Series 2012-77 DI(d)		4.0000	01/20/41	25,475

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 10.3% (Continued)
138,020	Government National Mortgage Association Series 2012-69 QI(d)		4.0000	03/16/41	$16,335
335,185	Government National Mortgage Association Series 2011-148 SN(b),(d)	TSFR1M + 6.576%	1.2380	11/16/41	42,533
1,083,646	Government National Mortgage Association Series 2013-4 ID(d)		5.5000	05/16/42	208,763
886,837	Government National Mortgage Association Series 2012-126 IO(d)		3.5000	10/20/42	136,702
121,979	Government National Mortgage Association Series 2013-5 BI(d)		3.5000	01/20/43	20,242
236,317	Government National Mortgage Association Series 2013-53 OI(d)		3.5000	04/20/43	24,584
1,082,207	Government National Mortgage Association Series 2015-179 BI(d)		4.0000	08/20/43	84,064
88,968	Government National Mortgage Association Series 2013-181 SA(b),(d)	TSFR1M + 5.986%	0.6490	11/20/43	10,626
191,783	Government National Mortgage Association Series 2014-58 SA(b),(d)	TSFR1M + 5.986%	0.6490	04/20/44	20,707
345,338	Government National Mortgage Association Series 2014-91 SB(b),(d)	TSFR1M + 5.486%	0.1480	06/16/44	31,907
78,755	Government National Mortgage Association Series 2016-81 IM(d)		4.0000	10/20/44	5,661
1,423,759	Government National Mortgage Association Series 2014-146 EI(d)		5.0000	10/20/44	284,758
1,244,674	Government National Mortgage Association Series 2017-56 IE(d)		4.0000	11/20/44	113,911
542,522	Government National Mortgage Association Series 2019-22 SA(b),(d)	TSFR1M + 5.486%	0.1490	02/20/45	59,266
323,289	Government National Mortgage Association Series 2015-36 MI(d)		5.5000	03/20/45	54,180
469,659	Government National Mortgage Association Series 2015-64 SG(b),(d)	TSFR1M + 5.486%	0.1490	05/20/45	43,538
79,881	Government National Mortgage Association Series 2016-27 IA(d)		4.0000	06/20/45	9,474
277,125	Government National Mortgage Association Series 2017-99 DI(d)		4.0000	07/20/45	18,617
541,028	Government National Mortgage Association Series 2015-144 SA(b),(d)	TSFR1M + 6.086%	0.7490	10/20/45	74,436
318,593	Government National Mortgage Association Series 2016-84 IG(d)		4.5000	11/16/45	62,095
465,919	Government National Mortgage Association Series 2016-4 SM(b),(d)	TSFR1M + 5.536%	0.1990	01/20/46	40,943
184,681	Government National Mortgage Association Series 2016-9 SA(b),(d)	TSFR1M + 5.986%	0.6490	01/20/46	18,893
944,292	Government National Mortgage Association Series 2016-121 JS(b),(d)	TSFR1M + 5.986%	0.6490	09/20/46	95,146
195,871	Government National Mortgage Association Series 2016-145 UI(d)		3.5000	10/20/46	34,244
187,665	Government National Mortgage Association Series 2017-68 CI(d)		5.5000	05/16/47	35,565
310,291	Government National Mortgage Association Series 2018-8 IO(d)		4.0000	01/20/48	59,089
19,804,410	Government National Mortgage Association Series 2020-86 TK(b),(d)	TSFR1M + 6.086%	0.1500	08/20/48	102,520
188,198	Government National Mortgage Association Series 2018-120 JI(d)		5.5000	09/20/48	27,522
288,591	Government National Mortgage Association Series 2018-154 IT(d)		5.5000	10/20/48	53,108
478,160	Government National Mortgage Association Series 2019-6 SA(b),(d)	TSFR1M + 5.936%	0.5990	01/20/49	48,596
1,450,084	Government National Mortgage Association Series 2020-47 MI(d)		3.5000	04/20/50	245,933
686,327	Government National Mortgage Association Series 2020-167 NS(b),(d)	TSFR1M + 6.186%	0.8490	11/20/50	101,233
2,608,259	Government National Mortgage Association Series 2019-H16 CI(b),(d)		0.0001	10/20/69	100,512
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $14,296,351)				10,417,141

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 43.9%
	AEROSPACE & DEFENSE — 0.7%
500,000	Boeing Company (The)		1.9500	02/01/24	$500,000
217,000	Howmet Aerospace, Inc.		5.1250	10/01/24	216,310
					716,310
	ASSET MANAGEMENT — 4.6%
750,000	Ares Capital Corporation		3.2500	07/15/25	722,676
600,000	Blackstone Secured Lending Fund		3.6250	01/15/26	575,455
1,480,000	FS KKR Capital Corporation		4.1250	02/01/25	1,451,466
1,250,000	Icahn Enterprises, L.P. / Icahn Enterprises Finance Corporation		4.7500	09/15/24	1,243,456
650,000	Nuveen Finance, LLC(a)		4.1250	11/01/24	641,966
					4,635,019
	AUTOMOTIVE — 6.5%
475,000	Ford Motor Credit Company, LLC		5.5840	03/18/24	474,865
764,000	Ford Motor Credit Company, LLC		3.6640	09/08/24	754,116
985,000	Ford Motor Credit Company, LLC		4.6870	06/09/25	971,350
500,000	Ford Motor Credit Company, LLC		5.1250	06/16/25	495,862
600,000	Ford Motor Credit Company, LLC		4.1340	08/04/25	586,281
1,083,000	Ford Motor Credit Company, LLC		3.3750	11/13/25	1,039,705
1,250,000	General Motors Financial Company, Inc.		1.2000	10/15/24	1,213,657
980,000	Nissan Motor Acceptance Company, LLC(a)		1.1250	09/16/24	951,243
					6,487,079
	BANKING — 13.0%
550,000	ABN AMRO Bank N.V.(a)		4.7500	07/28/25	541,974
287,000	Bank of America Corporation		4.2000	08/26/24	284,768
500,000	Bank of Montreal(c)		1.5000	06/26/24	492,037
500,000	Bank of Montreal		5.1000	01/31/25	496,638
1,000,000	BNP Paribas S.A.		4.2500	10/15/24	990,324
1,002,000	BNP Paribas S.A.(a)		4.3750	09/28/25	986,690

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 43.9% (Continued)
	BANKING — 13.0% (Continued)
850,000	BPCE S.A.(a)		5.1500	07/21/24	$845,558
500,000	BPCE S.A.(a)		4.5000	03/15/25	492,262
500,000	Credit Agricole S.A.(a)		4.3750	03/17/25	493,278
750,000	Credit Suisse A.G.		4.7500	08/09/24	746,217
450,000	Deutsche Bank A.G.		4.5000	04/01/25	443,010
645,000	Discover Bank		2.4500	09/12/24	632,362
1,000,000	First Citizens BancShares, Inc.(a),(b)	TSFR3M + 4.234%	9.6180	06/15/2170	1,024,462
500,000	JPMorgan Chase & Company		3.8750	09/10/24	495,493
675,000	KeyCorporation(b)	SOFRRATE + 1.250%	3.8780	05/23/25	669,362
625,000	Lloyds Banking Group plc		4.5000	11/04/24	618,111
500,000	Manufacturers & Traders Trust Company		2.9000	02/06/25	487,073
500,000	Natwest Group plc(b)	US0003M + 1.762%	4.2690	03/22/25	498,810
500,000	NatWest Markets plc(a)		0.8000	08/12/24	487,980
800,000	Societe Generale S.A.(a)		4.2500	04/14/25	786,002
175,000	Societe Generale S.A.(a)		4.7500	11/24/25	172,129
381,000	Sumitomo Mitsui Financial Group, Inc.(a)		4.4360	04/02/24	380,036
					13,064,576
	BIOTECH & PHARMA — 1.4%
750,000	Teva Pharmaceutical Finance Netherlands III BV		6.0000	04/15/24	749,061
300,000	Teva Pharmaceutical Finance Netherlands III BV		6.0000	04/15/24	299,625
375,000	Teva Pharmaceutical Finance Netherlands III BV		7.1250	01/31/25	378,006
					1,426,692
	ELECTRIC UTILITIES — 0.6%
150,000	FirstEnergy Corporation		2.0500	03/01/25	144,100
265,000	Pennsylvania Electric Company(a)		4.1500	04/15/25	260,281
250,000	Public Service Enterprise Group, Inc.		2.8750	06/15/24	247,333
					651,714
	HEALTH CARE FACILITIES & SERVICES — 0.7%
750,000	Laboratory Corp of America Holdings		3.2500	09/01/24	739,984

	INSTITUTIONAL FINANCIAL SERVICES — 1.1%
1,000,000	Bank of New York Mellon Corporation (The) Series H(b)	H15T5Y + 3.352%	3.7000	03/20/2170	946,226
200,000	Morgan Stanley(b)	SOFRRATE + 0.509%	0.7910	01/22/25	199,949
					1,146,175

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 43.9% (Continued)
	INSURANCE — 0.5%
506,000	Kemper Corporation		4.3500	02/15/25	$498,997

	OIL & GAS PRODUCERS — 0.7%
750,000	Plains All American Pipeline, L.P. / PAA Finance Corporation		3.6000	11/01/24	738,864

	REAL ESTATE INVESTMENT TRUSTS — 3.9%
500,000	American Tower Corporation		5.0000	02/15/24	499,787
677,000	Crown Castle International Corporation		3.2000	09/01/24	667,620
700,000	GLP Capital, L.P. / GLP Financing II, Inc.		3.3500	09/01/24	689,258
440,000	Office Properties Income Trust		4.2500	05/15/24	432,966
1,705,000	VICI Properties, L.P. / VICI Note Company, Inc.(a)		4.6250	06/15/25	1,680,371
					3,970,002
	RETAIL - CONSUMER STAPLES — 0.7%
750,000	Walgreens Boots Alliance, Inc.		3.8000	11/18/24	738,804

	RETAIL - DISCRETIONARY — 1.6%
1,605,000	Penske Automotive Group, Inc.		3.5000	09/01/25	1,562,793

	SPECIALTY FINANCE — 3.2%
500,000	Ally Financial, Inc.		3.8750	05/21/24	497,175
468,000	American Express Company		2.5000	07/30/24	461,612
550,000	Aviation Capital Group, LLC(a)		5.5000	12/15/24	548,467
650,000	Aviation Capital Group, LLC(a)		4.8750	10/01/25	639,553
675,000	Capital One Financial Corporation(b)	SOFRRATE + 1.370%	4.1660	05/09/25	672,106
500,000	ILFC E-Capital Trust I(a),(b)	TSFR3M + 1.812%	7.1860	12/21/65	387,482
					3,206,395
	TELECOMMUNICATIONS — 3.1%
530,000	Sprint, LLC		7.1250	06/15/24	532,613
2,650,000	Telecom Italia SpA(a)		5.3030	05/30/24	2,637,240
					3,169,853

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	CORPORATE BONDS — 43.9% (Continued)
	TOBACCO & CANNABIS — 0.5%
500,000	Imperial Brands Finance plc(a)		3.1250	07/26/24	$493,864

	TRANSPORTATION & LOGISTICS — 1.1%
1,175,000	Delta Air Lines, Inc.		2.9000	10/28/24	1,149,545

	TOTAL CORPORATE BONDS (Cost $44,759,738)				44,396,666

Principal			Coupon Rate
Amount ($)		Spread	(%)	Maturity	Fair Value
	TERM LOANS — 10.6%
	COMMERCIAL SUPPORT SERVICES — 0.9%
876,858	Aramark Services, Inc.(b)	TSFR1M + 2.615%	7.9470	04/06/28	877,077

	LEISURE FACILITIES & SERVICES — 2.3%
1,000,000	Caesars Entertainment, Inc.(b)	TSFR1M + 2.750%	8.0870	02/06/31	999,374
246,250	Light & Wonder International, Inc.(b)	TSFR1M + 2.850%	8.0830	04/16/29	246,840
1,000,000	Restaurant Brands(b)	TSFR1M + 2.250%	7.5830	09/23/30	996,250
					2,242,464
	RETAIL - DISCRETIONARY — 1.9%
1,972,411	Great Outdoors Group, LLC(b)	TSFR1M + 3.750%	9.1970	03/05/28	1,970,725

	SEMICONDUCTORS — 1.0%
992,487	MKS Instruments, Inc.(b)	TSFR1M + 2.500%	7.8480	08/17/29	988,666

	SOFTWARE — 1.2%
1,228,125	Sunshine Software Merger Sub, Inc.(b)	TSFR3M + 3.750%	9.2530	10/16/28	1,196,661

	TRANSPORTATION & LOGISTICS — 3.3%
850,000	AAdvantage Loyalty IP Ltd.(b)	TSFR1M + 4.750%	10.3290	04/20/28	872,253
985,000	Air Canada(b)	TSFR3M + 3.500%	9.1390	08/11/28	987,231
1,550,001	United Airlines, Inc.(b)	TSFR3M + 3.750%	9.2010	04/21/28	1,554,969
					3,414,453
	TOTAL TERM LOANS (Cost $10,720,650)				10,690,046

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 3.9%
	U.S. TREASURY BILLS — 3.9%
4,000,000	United States Treasury Bill(e)	—	03/28/24	$3,967,331

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $3,967,189)			3,967,331

	TOTAL INVESTMENTS - 97.2% (Cost $103,699,733)			$98,340,345
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.8%			2,863,125
	NET ASSETS - 100.0%			$101,203,470

CLO	- Collateralized Loan Obligations

LLC	- Limited Liability Company

Ltd.	- Limited Company

N.V.	- Naamioze Vennootschap

plc	- Public Limited Company

REMIC	- Real Estate Mortgage Investment Conduit

S.A.	- Société Anonyme

H15T5Y	US Treasury Yield Curve Rate T Note Constant Maturity 5 Year

SOFR30A	United States SOFR Secured Overnight Financing Rate Over A Rolling 30-Day Period

SOFRRATE	United States SOFR Secured Overnight Financing Rate

TSFR1M	Term SOFR Secured Overnight Financing Rate 1 Month

TSFR3M	Term SOFR Secured Overnight Financing Rate 3 Month

US0003M	ICE LIBOR USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2024 the total market value of 144A securities is $43,250,457 or 42.7% of net assets.

(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.

(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at January 31, 2024.

(d)	Interest only securities.

(e)	Zero coupon bond.

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
January 31, 2024

ASSETS
Investment securities:
At cost	$103,699,733
At fair value	$98,340,345
Cash	2,821,724
Dividends and interest receivable	856,291
Deposits for futures contracts	320,660
TOTAL ASSETS	102,339,020

LIABILITIES
Payable for securities purchased	1,000,312
Investment advisory fees payable	70,608
Payable to related parties	46,133
Accrued expenses and other liabilities	18,497
TOTAL LIABILITIES	1,135,550
NET ASSETS	$101,203,470

Composition of Net Assets:
Paid in capital	$111,559,276
Accumulated losses	(10,355,806)
NET ASSETS	$101,203,470

Net Asset Value Per Share:
Net Assets	$101,203,470
Shares of beneficial interest outstanding (a)	11,100,000
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$9.12

(a)	Unlimited number of shares of beneficial interest authorized, no par value.

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Six Months Ended January 31, 2024

INVESTMENT INCOME
Interest	$3,940,451
Dividends	32,396
TOTAL INVESTMENT INCOME	3,972,847

EXPENSES
Investment advisory fees	404,648
Administration fees	117,050
Custodian fees	12,915
Compliance officer fees	12,065
Legal fees	10,256
Audit fees	10,081
Trustees fees and expenses	6,495
Transfer agent fees	6,050
Printing and postage expenses	5,520
Insurance expense	4,600
Other expenses	4,267
TOTAL EXPENSES	593,947

NET INVESTMENT INCOME	3,378,900

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized loss from investments	(610,698)
Net change in unrealized appreciation on investments	3,353,498
NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS	2,742,800

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,121,700

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	January 31, 2024	July 31, 2023
	(Unaudited)
FROM OPERATIONS
Net investment income	$3,378,900	$5,793,854
Net realized loss from investments	(610,698)	(1,042,763)
Net realized gain from redemptions in-kind	—	63,438
Distributions of realized gains by underlying investment companies	—	271
Net change in unrealized appreciation on investments	3,353,498	459,564
Net increase in net assets resulting from operations	6,121,700	5,274,364

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(3,530,953)	(5,707,888)
Net decrease in net assets from distribution to shareholders	(3,530,953)	(5,707,888)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	1,563,474	14,342,119
Payments for shares redeemed	(19,728,983)	(18,264,082)
Net decrease in net assets from shares of beneficial interest	(18,165,509)	(3,921,963)

TOTAL DECREASE IN NET ASSETS	(15,574,762)	(4,355,487)

NET ASSETS
Beginning of the period/year	116,778,232	121,133,719
End of the period/year	$101,203,470	$116,778,232

SHARE ACTIVITY
Shares sold	175,000	1,625,000
Shares redeemed	(2,200,000)	(2,075,000)
Net decrease in shares of beneficial interest outstanding	(2,025,000)	(450,000)

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Periods/Years

	For the		For the	For the	For the	For the	For the
	Six Months Ended		Year Ended	Year Ended	Year Ended	Year Ended	Period Ended
	January 31, 2024		July 31, 2023	July 31, 2022	July 31, 2021	July 31, 2020	July 31, 2019 *
	(Unaudited)
Net asset value, beginning of period/year	$8.90		$8.92	$9.69	$9.86	$9.84	$10.00
Activity from investment operations:
Net investment income (a)	0.28		0.44	0.22	0.13	0.12	0.22
Net realized and unrealized gain (loss) on investments	0.23		(0.03)	(0.80)	(0.16)	0.01	(0.17)
Total from investment operations	0.51		0.41	(0.58)	(0.03)	0.13	0.05
Less distributions from:
Net investment income	(0.29)		(0.43)	(0.19)	(0.14)	(0.11)	(0.20)
Net realized gains	—		—	—	—	—	(0.01)
Total distributions	(0.29)		(0.43)	(0.19)	(0.14)	(0.11)	(0.21)
Net asset value, end of period/year	$9.12		$8.90	$8.92	$9.69	$9.86	$9.84
Market price, end of period/year	$9.11		$8.87	$8.90	$9.70	$9.86	$9.88
Total return (b)(c)	5.90	% (i)	4.83%	(5.73)%	(0.32)%	1.88%	0.52	% (i)(j)
Market price total return	6.15	% (i)	4.72%	(6.03)%	(0.22)%	1.47%	0.53	% (i)
Net assets, at end of year/period (000)s	$101,203		$116,778	$121,134	$129,179	$121,756	$27,801
Ratio of gross expenses to average net assets (d)(e)	1.10	% (k)	1.06%	0.98%	1.00%	1.23%	1.30	% (k)
Ratio of net expenses to average net assets (e)(f)	1.10	% (k)	1.06%	0.98%	1.00%	1.21%	0.95	% (k)
Ratio of net investment income to average net assets (g)	6.27	% (k)	4.98%	2.37%	1.35%	1.21%	2.56	% (k)
Portfolio Turnover Rate (h)	16	% (i)	31%	53%	135%	227%	330	% (i)

*	The Anfield Universal Fixed Income ETF commenced operations on September 17, 2018.

(a)	Per share amounts calculated using the average shares method, which more appropriately represents the per share data for the year/period.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates. Total return would have been lower absent fee waiver/expense reimbursement.

(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(d)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(e)	Does not include the expenses of other investment companies in which the Fund invests.

(f)	Represents the ratio of expenses to average net assets inclusive of fee waivers and/or expense reimbursements by the Adviser.

(g)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

(h)	Portfolio turnover rate excludes securities received or delivered from in-kind transactions.

(i)	Not annualized.

(j)	Represents total return based on net asset values per share from commencement of investment operations on September 17, 2018 through July 31, 2019. Total return based on net asset value per share, as of the close of business on the day of commencement of trading on the BATS on September 18, 2018 through July 31, 2019 was 0.52%.

(k)	Annualized.

See accompanying notes to financial statements.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited)
January 31, 2024

1.	ORGANIZATION

The Anfield Universal Fixed Income ETF (the “Fund”) is a series of shares of beneficial interest of the Two Roads Shared Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 8, 2012, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, open-end management investment company. The Fund commenced operations on September 17, 2018. The Fund’s investment objective is to seek current income. The Fund is an actively managed ETF that normally invests at least 80% of its net assets, including any borrowings for investment purposes, in a diversified portfolio of fixed income instruments.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board’s (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the last bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Futures and future options are valued at the final settled price or, in the absence of a settled price,- at the last sale price on the day of valuation. The independent- pricing service does not distinguish between smaller sized bond positions known as “odd lots” and larger institutional sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short - term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities are valued using the “fair value” procedures approved by the Trustees of the Trust (the “Board”). The Board has appointed the Adviser as its valuation designee (the “Valuation Designee”) for all fair value determinations and responsibilities, other than overseeing pricing service providers used by the Trust. This designation is subject to Board oversight and certain reporting and other requirements designed to facilitate the Board’s ability effectively to oversee the designee’s fair value determinations. The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, approval of which shall be based upon whether the Valuation Designee followed the valuation procedures approved by the Board.

Exchange Traded Funds (“ETFs”) – The Fund may invest in ETFs. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2024

Futures Contracts – The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, foreign currencies, or commodities. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. Risks may exceed amounts recognized in the consolidated statement of assets and liabilities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Option Transactions – The Fund is subject to equity price risk in the normal course of pursuing its investment objective and may purchase or sell options to help hedge against risk. When the Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, the Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Fund may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in the Fund’s portfolio. If such a decline occurs, the put options will permit the Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by the Fund upon exercise of the option, and, unless the price of the underlying security rises or declines sufficiently, the option may expire worthless to the Fund. In addition, in the event that the price of the security in connection with which an option was purchased moves in a direction favorable to the Fund, the benefits realized by the Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to the Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

Valuation of Underlying Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value according to the methods approved by the board of directors of the Underlying Funds.

Open-ended funds are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2024

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that affects the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of January 31, 2024, for the Fund’s assets and liabilities measured at fair value:

Assets*	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$—	$28,869,161	$—	$28,869,161
Collateralized Mortgage Obligations	—	10,417,141	—	10,417,141
Corporate Bonds	—	44,396,666	—	44,396,666
Term Loans	—	10,690,046	—	10,690,046
U.S. Government & Agencies	—	3,967,331	—	3,967,331
Total	$—	$98,340,345	$—	$98,340,345

The Fund did not hold any Level 3 securities during the period.

*	Refer to the Schedule of Investments for classifications.

Security Transactions and Related Income – Security transactions are accounted for on trade date basis. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Due from broker, if any, balance is comprised of margin balance held at the broker.

Dividends and Distributions to Shareholders – Dividends from net investment income are declared and distributed monthly. Distributable net realized capital gains are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years July 31, 2021, through July 31, 2023, or expected to be taken in the Fund’s July 31, 2024, tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal, Ohio and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss due to these warranties and indemnities to be remote.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2024

3.	INVESTMENT TRANSACTIONS

For the six months ended January 31, 2024, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions, short-term investments and U.S. government obligations) for the Fund amounted to $15,885,924 and $37,884,775, respectively. For the six months ended January 31, 2024, cost of purchases and proceeds from sales of in-kind transactions for the Fund amounted to $0 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Regents Park Funds, LLC serves as the Fund’s investment adviser (the “Adviser”). Pursuant to an Investment Advisory Agreement with the Fund, the Adviser, subject to the authority of the Board, is responsible for managing the day to day operations of the Fund, including: selecting the overall investment strategies; monitoring and evaluating Sub-Adviser (as defined below) performance; and providing related administrative services and facilities. Anfield Group, LLC (“Anfield Group”), which is wholly owned by the David Young and Sandra G. Glain Family Trust, wholly owns the Adviser. As compensation for its services, the Fund pays to the Adviser an advisory fee (computed daily and paid monthly) at an annual rate of 0.75% of its average daily net assets. For the six months ended January 31, 2024, the Fund incurred advisory fees of $404,648.

Anfield Capital Management, LLC (“Anfield” or the “Sub-Adviser”) serves as Sub-Adviser to the Fund. Anfield Group owns a majority interest in Anfield. The Sub-Adviser is an affiliate of the Adviser. The Sub-Adviser, with respect to the portion of the Fund’s assets allocated to the Sub-Adviser, is responsible for selecting investments and assuring that investments are made in accordance with the Fund’s investment objective, policies and restrictions. The Adviser compensates the Sub-Adviser for its services from the management fees received from the Fund, which are computed and accrued daily and paid monthly and does not impact the financial statements of the Fund.

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce the Fund’s fees and/or absorb expenses of the Fund until at least November 30, 2024, to ensure that total annual Fund operating expenses after fee waiver and reimbursement (exclusive of any taxes, interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation) will not exceed 1.50% of average daily net assets. This Agreement may be terminated by the Fund’s Board of Trustees on 60 days’ written notice to the Adviser. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved without exceeding the foregoing expense limit as well as any expense limitation that was in effect at the time the waiver or reimbursement was made. If the Adviser waives any fee or reimburses any expense pursuant to its Agreement, and the Fund’s operating expenses are subsequently less than 1.50% of average daily net assets, the Adviser will be entitled to recoupment from the Fund for such waived fees or reimbursed expenses provided that such recoupment does not cause the Fund’s expenses to exceed the expense limitation in effect at the time of the waiver or reimbursement by the Adviser, which was 1.30% for the period prior to September 1, 2021, and 1.50% on or after September 1, 2021. If the Fund’s operating expenses subsequently exceed 1.50% per annum of average daily net assets recoupments shall be suspended. No recoupment amount will be paid to the Adviser in any fiscal quarter unless the Board has determined in advance that such recoupment is in the best interest of the Fund and its shareholders.

During the six months ended January 31, 2024, the Adviser did not waive management fees or reimburse expenses.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to Northern Lights Distributors (“NLD” or “the Distributor”) and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2024

In addition, certain affiliates of the Distributor provide services to the Fund as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Certain officers of the Trust are also officers of UFS and are not paid any fees directly by the Fund for servicing in such capacities.

BluGiant, LLC (“BluGiant”), BluGiant, an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, BluGiant receives customary fees from the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Fund.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are principally in exchange for a deposit of a specified cash payment, plus a transaction fee, but may also be permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Funds in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

	Minimum Additional	Maximum Additional
Fee for In-Kind and	Variable Charge for	Variable Charge for
Cash Purchases	Cash Purchases*	Cash Purchases*
$150	20 bps	200 bps

*	As a percentage of the amount invested.

6.	PRINCIPAL INVESTMENT RISKS

The Fund’s investments in securities, financial instruments and derivatives expose it to various risks, certain of which are discussed below. Please refer to the Fund’s prospectus and statement of additional information for further information regarding the risks associated with the Fund’s investments which include, but are not limited to active trading risk, authorized participant concentration risk, bank loan risk, cash redemption risk, collateralized loan obligations risk, common stock risk, convertible securities risk, counterparty credit risk, credit risk, credit spread risk, currency risk, cybersecurity risk, derivatives risk, emerging markets risks, energy sector risk, ETF structure risks, financial sector risk, fixed income securities risk, fluctuation of net asset value risk, foreign (non-U.S.) investment risk, futures contract risk, gap risk, hedging transactions risk, high yield risk, index risk, investment companies and exchange-traded funds risk, issuer-specific risk, leveraging risk, LIBOR risk, liquidity risk, management risk, market risk, market events risk, MLP risk, mortgage-backed and asset-backed securities risk, odd lot pricing risk, portfolio turnover risk, prepayment and extension risk, regulatory risk,

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2024

sector risk, securities lending risk, swap risk, underlying fund risk, U.S. government securities risk, valuation risk, variable or floating rate securities risk and volatility risk. The Fund may be subject to the risks listed and/or described below through its own direct investments and indirectly through its investments in other investment companies.

Investment Companies and ETFs Risks – When the Fund invests in other investment companies, (including closed-end funds or ETFs), it will bear additional expenses based on its pro rata share of the other investment company’s operating expenses, including the management fees of unaffiliated funds in addition to those paid by the Fund. The risk of owning an investment company generally reflects the risks of owning the underlying investments held by the investment company. The Fund may also incur brokerage costs when it purchases and sells closed-end funds or ETFs. The Fund may invest in inverse ETFs, which may result in increased volatility and will magnify the Fund’s losses or gains. During periods of market volatility, inverse ETFs may not perform as expected.

Underlying Fund Risk – The Fund’s investment performance and its ability to achieve its investment objective are directly related to the performance of the underlying funds in which it invests. There can be no assurance that the Fund’s investments in the underlying funds will achieve their respective investment objectives. The Fund is subject to the risks of the underlying funds in direct proportion to the allocation of its assets among the underlying funds.

Bank Loan Risk – The Fund’s investments in secured and unsecured participations in bank loans and assignments of such loans may create substantial risk. In making investments in such loans, which are made by banks or other financial intermediaries to borrowers, the Fund will depend primarily upon the creditworthiness of the borrower for payment of principal and interest.

Collateralized Loan Obligations Risk – The Fund is subject to certain risks as a result of its investments in Collateralized Loan Obligations (“CLOs”). The CLO’s performance is linked to the expertise of the CLO manager. One of the primary risks to investors of a CLO is the potential change in CLO manager, over which the Fund will have no control. The Fund may be adversely affected by new (or revised) laws or regulations that may be imposed by government regulators or self-regulatory organizations that supervise the financial markets. CLO debt securities are limited recourse obligations of their issuers. If income from the underlying loans is insufficient to make payments on the CLO debt, no other assets will be available for payment. In the event of an early redemption, holders of the CLO debt being redeemed will be repaid earlier than the stated maturity of the debt. The timing of redemptions may adversely affect the returns on CLO debt. The CLO manager may not find suitable assets in which to invest during the reinvestment period or to replace assets that the manager has determined are no longer suitable for investment. Additionally, there is a risk that the reinvestment period may terminate early if, for example, the CLO defaults on payments on the securities which it issues or if the CLO manager determines that it can no longer reinvest in underlying assets.

Convertible Securities Risk – The market value of a convertible security performs like that of a regular debt security; that is, if market interest rates rise, the value of a convertible security usually falls. In addition, convertible securities are subject to the risk that the issuer will not be able to pay interest or dividends when due, and their market value may change based on changes in the issuer’s credit rating or the market’s perception of the issuer’s creditworthiness. Since it derives a portion of its value from the common stock into which it may be converted, a convertible security is also subject to the same types of market and issuer risks that apply to the underlying common stock.

Derivatives Risk – The derivative instruments in which the Fund may invest, including futures, options, credit default swaps, total return swaps, repurchase agreements and other similar instruments, may be more volatile than other instruments and may be subject to unanticipated market movements, which are potentially unlimited. The risks associated with investments in derivatives also include liquidity, interest rate, market, credit and management risks, mispricing or improper valuation. The use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments, and certain derivatives may create a risk of loss greater than the amount invested by the Fund. These risks include (i) the risk that the counterparty to a derivative transaction may not fulfill its contractual obligations; (ii) risk of mispricing or improper valuation; and (iii) the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. The risks associated with investments in derivatives also include leverage, liquidity, interest rate, market, credit and management risks. In addition, if a derivative is being used for hedging purposes there can be no assurance given that each derivative position will achieve a perfect correlation with the security or currency against which it is being hedged, or that a particular derivative position will be available when sought by the portfolio manager. Derivative prices are highly volatile and may

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2024

fluctuate substantially during a short period of time. Such prices are influenced by numerous factors that affect the markets, including, but not limited to: changing supply and demand relationships; government programs and policies; and national and international political and economic events, changes in interest rates, and inflation and deflation and changes in supply and demand relationships. Trading derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other more traditional investments, and certain derivatives may create a risk of loss greater than the amount invested.

ETF Structure Risks – The Fund is structured as an ETF and as a result is subject to special risks. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Trading in Shares on the Cboe BZX Exchange, Inc. (the “Exchange”) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s NAV, which is reflected in the bid and ask price for Fund shares or in the closing price. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to NAV, the shareholder may sustain losses if the shares are sold at a price that is less than the price paid by the shareholder for the shares. When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s NAV. In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s NAV.

Fixed Income Securities Risk – Fixed income securities are subject to interest rate risk, call risk, prepayment and extension risk, credit risk, duration, and liquidity risk. In addition, current market conditions may pose heightened risks for fixed income securities. When the Fund invests in fixed income securities or derivatives, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities or derivatives owned by the Fund. Risks associated with rising interest rates are heightened given that interest rates in the U.S. currently remain near historic lows, but have recently risen and are expected to rise further. Moreover, new regulations applicable to and changing business practices of financial intermediaries that make markets in fixed income securities have resulted in less market making activity for certain fixed income securities, which has reduced the liquidity and may increase the volatility for such fixed income securities. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity may decline unpredictably in response to overall economic conditions or credit tightening. Duration risk arises when holding long duration and long maturity investments, which will magnify certain risks, including interest rate risk and credit risk. Longer-term securities may be more sensitive to interest rate changes.

Fluctuation of Net Asset Value Risk – The NAV of the Fund’s shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the shares on the Exchange. The Fund’s Sub-Adviser cannot predict whether the shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the shares will be closely related to, but not identical to, the same forces influencing the prices of the Fund’s holdings trading individually or in the aggregate at any point in time. In addition, unlike conventional ETFs, the Fund is not an index fund. The Fund is actively managed and does not seek to replicate the performance of a specified Index. Actively managed ETFs have a limited trading history and, therefore, there can be no assurance as to whether and/or the extent to which the Shares will trade at premiums or discounts to NAV.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2024

Market Risk – Overall market risk may affect the value of individual instruments in which the Fund invests. The Fund is subject to the risk that the securities markets will move down, sometimes rapidly and unpredictably, based on overall economic conditions and other factors, which may negatively affect the Fund’s performance. Factors such as domestic and foreign (non-U.S.) economic growth and market conditions, real or perceived adverse economic or political conditions, military conflict, acts of terrorism, social unrest, natural disasters, recessions, inflation, changes in interest rate levels, supply chain disruptions, sanctions, the spread of infectious illness or other public health threats, lack of liquidity in the bond and other markets, volatility in the securities markets, adverse investor sentiment affect the securities markets and political events affect the securities markets. U.S. and foreign stock markets have experienced periods of substantial price volatility in the past and may do so again in the future. Securities markets also may experience long periods of decline in value. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole. Rates of inflation have recently risen. The value of assets or income from an investment may be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Fund’s assets can decline as can the value of the Fund’s distributions. When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

Local, state, regional, national or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Fund and its investments and could result in decreases to the Fund’s net asset value. Political, geopolitical, natural and other events, including war, terrorism, trade disputes, government shutdowns, market closures, natural and environmental disasters, epidemics, pandemics and other public health crises and related events and governments’ reactions to such events have led, and in the future may lead, to economic uncertainty, decreased economic activity, increased market volatility and other disruptive effects on U.S. and global economies and markets. Such events may have significant adverse direct or indirect effects on the Fund and its investments. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact the ability to complete redemptions, and affect Fund performance. A health crisis may exacerbate other pre-existing political, social and economic risks. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Mortgage-Backed and Asset-Backed Securities Risk – The risk of investing in mortgage-backed and other asset-backed securities, includes prepayment risk, extension risk, interest rate risk, market risk and management risk. Mortgage-backed securities include caps and floors, inverse floaters, mortgage dollar rolls, private mortgage pass-through securities, resets and stripped mortgage securities. A systemic and persistent increase in the interest rate volatility may also negatively impact a number of the Fund’s mortgage-backed and asset-backed securities holdings. The Fund will invest less than 25% of its net assets in asset-backed securities or mortgage-backed securities that are below-investment grade.

LIBOR Risk – The Fund may invest in securities and other instruments whose interest payments are determined by references to the London Interbank Offered Rate (“LIBOR”). The United Kingdom Financial Conduct Authority, which regulates LIBOR, previously announced that after 2021 it would cease its active encouragement of banks to provide the quotations needed to sustain LIBOR. ICE Benchmark Administration Limited, the administrator of LIBOR, ceased publication of most LIBOR settings on a representative basis at the end of 2021 and was scheduled to be discontinued after June 30, 2023 and the publication of the remaining LIBOR settings on a representative basis has ceased. The U.S. Federal Reserve, based on the recommendations of the New York Federal Reserve’s Alternative Reference Rate Committee (comprised of major derivative market participants and their regulators), has begun publishing Secured Overnight Financing Rate (SOFR), a broad measure of secured overnight U.S. Treasury repo rates, that is intended to replace U.S. dollar LIBOR. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. Markets are developing in response to these new rates, but questions around liquidity in these rates and how to appropriately adjust these rates to eliminate any economic value transfer at the time of transition remain a significant concern.

The unavailability of LIBOR presents risks to the Fund, including the risk that any pricing or adjustments to the Fund’s investments resulting from a substitute or alternate reference rate may adversely affect the Fund’s performance and/or NAV. The utilization of an alternative reference rate, or the transition process to an alternative reference rate, may adversely affect the Fund’s performance. It remains uncertain how such changes would be implemented and the effects such changes would have on the Fund, including any negative effects on the Fund’s liquidity and valuation of the Fund’s investments, issuers of instruments in which the Fund invests and financial markets generally.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2024

Sector Risk – If the Fund invests a significant portion of its total assets in certain issuers within the same economic sector, there is a risk that an adverse economic, business or political development or natural or other event, including war, terrorism, natural and environmental disasters, epidemics, pandemics and other public health crises, affecting that sector may affect the value of the Fund’s investments more than if the Fund’s investments were not so focused. While the Fund may not concentrate in any one industry, the Fund may invest without limitation in a particular sector. The banking sector can be adversely affected by legislation, regulation, competition and by declines in general economic conditions, increased borrower defaults and changes in interest rates.

Volatility Risk – The Fund may have investments that appreciate or decrease significantly in value over short periods of time. The value of an investment in the Fund’s portfolio may fluctuate due to events or factors that affect industries, sectors or markets generally or that affect a particular investment, industry or sector. The value of an investment in the Fund’s portfolio may also be more volatile than the market as a whole. This volatility may affect the Fund’s NAV per share, including by causing it to experience significant increases or declines in value over short periods of time. Events or financial circumstances affecting individual investments, industries or sectors may increase the volatility of the Fund.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The Statement of Assets and Liabilities represents cost for financial reporting purposes. As of the six months ended January 31, 2024, aggregate cost for federal tax purposes is $103,820,565 for the Fund, and differs from market value by net unrealized appreciation (depreciation) which consisted of:

Gross unrealized appreciation:	$1,292,752
Gross unrealized depreciation:	(6,772,972)
Net unrealized depreciation:	$(5,480,220)

The tax character of Fund distributions paid for the fiscal years ended July 31, 2023 and July 31, 2022 was as follows:

	Fiscal Year Ended	Fiscal Year Ended
	July 31, 2023	July 31, 2022
Ordinary Income	$5,707,888	$3,064,798
Long-Term Capital Gain	—	—
Return of Capital	—	—
	$5,707,888	$3,064,798

As of July 31, 2023, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$367,403	$—	$(538,877)	$(3,941,361)	$—	$(8,833,718)	$(12,946,553)

The difference between book basis and tax basis undistributed net investment income/(loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to tax deferral of losses on wash sales and adjustments for perpetual bonds.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Fund incurred and elected to defer such capital losses of $538,877.

Anfield Universal Fixed Income ETF
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
January 31, 2024

At July 31, 2023, the Fund had capital loss carry forwards for federal income tax purposes available to offset future capital gains along with capital loss carryforwards utilized as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$2,172,901	$1,768,460	$3,941,361	$—

Permanent book and tax differences, primarily attributable to tax adjustments for realized gain/(loss) on in-kind redemptions resulted in reclassification for the year ended July 31, 2023 as follows:

Paid
In	Accumulated
Capital	Deficit
$52,205	$(52,205)

8.	RECENT REGULATORY UPDATES

On January 24, 2023, the SEC adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will not appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. At this time, management is evaluating the impact of these amendments on the shareholder reports for the Funds.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Anfield Universal Fixed Income ETF
EXPENSE EXAMPLES (Unaudited)
January 31, 2024

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares, including brokerage commissions on purchases and sales of Fund shares (which are not reflected in the example below); and (2) ongoing costs, including management fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2023 to January 31, 2024 (the ’‘period’’).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled ’‘Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), brokerage commissions on purchases or sales of Fund shares or redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period	During the Period
Actual	8/1/23	1/31/24	8/1/23 -1/31/24*	8/1/23-1/31/24
	$1,000.00	$1,059.00	$5.69	1.10%

	Beginning	Ending	Expenses Paid	Expense Ratio
Hypothetical	Account Value	Account Value	During Period	During the Period
(5% return before expenses)	8/1/23	1/31/24	8/1/23 -1/31/24*	8/1/23-1/31/24
	$1,000.00	$1,019.61	$5.58	1.10%

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (366).

PRIVACY NOTICE

FACTS	WHAT DOES TWO ROADS SHARED TRUST DO WITH YOUR PERSONAL INFORMATION

Why?	Financial companies choose how they share your personal information.

Federal law gives consumers the right to limit some but not all sharing.

Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	THE TYPES OF PERSONAL INFORMATION WE COLLECT AND SHARE DEPENDS ON THE PRODUCT OR SERVICE THAT YOU HAVE WITH US. THIS INFORMATION CAN INCLUDE:

● Social Security number and income

● Account transactions and transaction history

● Investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reason Two Roads Shared Trust chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does Two Roads Shared Trust share?	Can you limit this sharing?
For our everyday business purposes –
such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	YES	NO
For our marketing purposes –	NO	We do not share
to offer our products and services to you
For joint marketing with other financial companies	NO	We do not share

For our affiliates’ everyday business purposes –	NO	We do not share
information about your transactions and experiences

For our affiliates’ everyday business purposes –	NO	We do not share
information about your creditworthiness
For our affiliates to market to you	NO	We do not share

For nonaffiliates to market to you	NO	We do not share

Questions?	Call 1-631-490-4300

What we do

How does Two Roads Shared Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law.

These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Two Roads Shared Trust	We collect your personal information, for example, when you
collect my personal information?
● open an account or give us contact information

● provide account information or give us your income information

● make deposits or withdrawals from your account

We also collect your personal information from other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes – information about your creditworthiness

● affiliates from using your information to market to you

● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● Two Roads Shared Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliates financial companies that together market financial products or services to you.

● Two Roads Shared Trust does not jointly market.

Proxy Voting Policy

Information regarding how the Fund votes proxies relating to portfolio securities for the twelve month period ended June 30 as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-866-4848 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available on the SEC’s website at http://www.sec.gov. The information on Form N-PORT is available without charge, upon request, by calling 1-866-866-4848.

Adviser
Regents Park Funds, LLC
4041 MacArthur Blvd., Suite 155
Newport Beach, CA 92660

Administrator
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing contained herein may be considered an offer of sale or solicitation of an offer to buy shares of the Fund. Such offering is made only by prospectus, which contains information about the Fund’s investment objective, risks, fees and expenses. Investors are reminded to read the prospectus carefully before investing in the Fund.

AUE-SAR24

(b)        Not applicable

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and has a separately- designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant’s audit committee members are Mark Garbin, Mark Gersten, Neil M. Kaufman and Anita K. Krug.

Item 6. Investments. Investments in securities of unaffiliated issuers is included under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act), are effective, as of a date within 90 days of filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure Of Securities Lending Activities For Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 13(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable.

(a)(4) Not applicable.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 13(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Two Roads Shared Trust

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 3/28/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ James Colantino

James Colantino, Principal Executive Officer/President

Date 3/28/2024

By (Signature and Title)

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer/Treasurer

Date 3/28/2024